Form 13F Holdings Report -- Submission Type 13F-HR

The following submission of Form 13F Holdings Report (submission type 13F-HR) includes the submission Page 1 data Fields, attached header, Cover Page, Summary Page, and Information Table.
Main Page (1)

	TYPE                     		13F-HR
	PERIOD                 	 		12/31/2009

		CIK                      	0000936936
		CCC                      	6bytaas@
	SUBMISSION/CONTACT
		NAME                     	Todd M. Humphrey
		PHONE                    	310-824-6445

Attached Documents Page (2)
						FORM 13F
						FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):	[   ] is a restatement.
                                  	[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Doheny Asset Management LLC
Address: 	10877 Wilshire Blvd.
         	Suite 1406
         	Los Angeles, CA  90024

13F File Number:  	801-43726

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  		William H. Doheny, Jr.
Title:    	Managing Member
Phone:    	310-209-5500
Signature, Place, and Date of Signing:

    William H. Doheny, Jr.	Los Angeles, CA	     February 5, 2010
Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:	none

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:   		0

Form 13F Information Table Entry Total:   	82
Form 13F Information Table Value Total:   	$137,709,000
List of Other Included Managers:		none

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co (fmly Minnesota Mining & COM              88579Y101      424     5130 SH       SOLE                                       5130
ALLSCRIPTS-MISYS HEALTHCARE SO COM              01988P108     4211   208145 SH       SOLE                                     208145
AMGEN INC.                     COM              031162100     1146    20250 SH       SOLE                                      20250
ANALOG DEVICES                 COM              032654105      917    29025 SH       SOLE                                      29025
APPLE COMPUTER INC.            COM              037833100     5512    26158 SH       SOLE                                      26158
AT&T INC                       COM              00206R102      349    12456 SH       SOLE                                      12456
AZZ INC                        COM              002474104      445    13600 SH       SOLE                                      13600
BANK OF AMERICA CORP           COM              060505104     1129    74935 SH       SOLE                                      74935
BARNES & NOBLE                 COM              067774109     3794   198940 SH       SOLE                                     198940
BELDEN CDT INC                 COM              077454106      451    20580 SH       SOLE                                      20580
BGC PARTNERS INC-CL A          COM              05541T101     5616  1215520 SH       SOLE                                    1215520
BJ'S RESTAURANTS INC           COM              09180C106     1132    60100 SH       SOLE                                      60100
BP P.L.C. ADR (fmly BP Amoco P COM              055622104      209     3607 SH       SOLE                                       3607
BURGER KING HOLDINGS INC       COM              121208201      301    15985 SH       SOLE                                      15985
BURLINGTON NORTHERN SANTA FE   COM              12189T104     2155    21850 SH       SOLE                                      21850
BYD CO-LTD UNSPONSORED ADR     COM              05606L100     1925    22045 SH       SOLE                                      22045
CATERPILLAR INC.               COM              149123101      277     4868 SH       SOLE                                       4868
CHECK POINT SOFTWARE TECH      COM              M22465104     5632   166240 SH       SOLE                                     166240
CHESAPEAKE  ENERGY             COM              165167107     4034   155870 SH       SOLE                                     155870
CHEVRON CORP (fmly ChevronTexa COM              166764100     2298    29854 SH       SOLE                                      29854
CISCO SYSTEMS                  COM              17275R102      244    10185 SH       SOLE                                      10185
COCA COLA COMPANY              COM              191216100      573    10050 SH       SOLE                                      10050
CONOCOPHILLIPS                 COM              20825C104     1789    35038 SH       SOLE                                      35038
CONSOLIDATED GRAPHICS INC      COM              209341106      381    10890 SH       SOLE                                      10890
DISNEY WALT CO DEL COM         COM              254687106      275     8512 SH       SOLE                                       8512
DUKE ENERGY CORP-NEW           COM              26441C105     1582    91910 SH       SOLE                                      91910
ELECTRONIC ARTS INC.           COM              285512109     1944   109500 SH       SOLE                                     109500
EXXON MOBIL CORPORATION        COM              30231G102     1208    17710 SH       SOLE                                      17710
GENERAL ELECTRIC CO COM        COM              369604103     1569   103719 SH       SOLE                                     103719
GFI GROUP INC.                 COM              361652209     3401   747485 SH       SOLE                                     747485
GOOGLE INC - CL A              COM              38259P508     1869     3015 SH       SOLE                                       3015
HALLIBURTON CO.                COM              406216101     5446   180975 SH       SOLE                                     180975
HARLEYSVILLE NATIONAL CORP     COM              412850109      192    29897 SH       SOLE                                      29897
HESS CORP (fmly Amerada Hess C COM              42809H107      287     4740 SH       SOLE                                       4740
HOLOGIC INC                    COM              436440101      447    30794 SH       SOLE                                      30794
INTEL CORP COM                 COM              458140100      829    40615 SH       SOLE                                      40615
INTERNATIONAL BUSINESS MACHINE COM              459200101     1117     8530 SH       SOLE                                       8530
INTERNATIONAL GAME TECHNOLOGY  COM              459902102     3570   190195 SH       SOLE                                     190195
J.P. MORGAN CHASE & CO         COM              46625H100      861    20665 SH       SOLE                                      20665
JOHNSON & JOHNSON COM          COM              478160104     3341    51865 SH       SOLE                                      51865
KB HOME                        COM              48666k109      389    28445 SH       SOLE                                      28445
KIMBERLY CLARK                 COM              494368103      406     6370 SH       SOLE                                       6370
KINDER MORGAN ENERGY PARTNERS  COM              494550106      328     5375 SH       SOLE                                       5375
KRAFT FOODS INC. - CLASS A     COM              50075N104     1355    49850 SH       SOLE                                      49850
LEXINGTON CORPORATE PPTYS TR   COM              529043101      932   153250 SH       SOLE                                     153250
LIONS GATE ENTERTAINMENT CORP  COM              535919203     2300   395885 SH       SOLE                                     395885
MARATHON OIL CORP              COM              565849106     2873    92025 SH       SOLE                                      92025
MERCK and CO INC               COM              58933Y105     1944    53195 SH       SOLE                                      53195
MICROCHIP TECHNOLOGY INC       COM              595017104     3156   108625 SH       SOLE                                     108625
MICROSOFT                      COM              594918104      309    10150 SH       SOLE                                      10150
NAVIOS MARITIME HOLDINGS INC   COM              Y62196103     2770   457900 SH       SOLE                                     457900
NORTHROP GRUMMAN CORP          COM              666807102      966    17300 SH       SOLE                                      17300
NUSTAR ENERGY LP               COM              67058H102     1122    20000 SH       SOLE                                      20000
ORACLE SYSTEM CORP             COM              68389X105      484    19750 SH       SOLE                                      19750
PENNEY (J.C.) CO.              COM              708160106      265     9945 SH       SOLE                                       9945
PEOPLE'S UNITED FINANCIAL INC. COM              712704105      829    49635 SH       SOLE                                      49635
PEPSICO INC COM                COM              713448108      439     7225 SH       SOLE                                       7225
PFIZER INC.                    COM              717081103      551    30317 SH       SOLE                                      30317
PROCTER & GAMBLE CO.           COM              742718109     1013    16710 SH       SOLE                                      16710
PROSHARES ULTRASHORT 20+Y TR   COM              74347r297     1523    30530 SH       SOLE                                      30530
QUICKSILVER INC                COM              74838C106       31    15400 SH       SOLE                                      15400
REDWOOD TRUST INC              COM              758075402     7491   518080 SH       SOLE                                     518080
SAFEWAY INC.                   COM              786514208      694    32600 SH       SOLE                                      32600
SARA LEE                       COM              803111103     1693   139030 SH       SOLE                                     139030
SCHLUMBERGER LTD COM           COM              806857108      357     5485 SH       SOLE                                       5485
SHIP FINANCE INTL LTD          COM              G81075106     6561   481375 SH       SOLE                                     481375
SPECTRA ENERGY CORP            COM              847560109     1305    63625 SH       SOLE                                      63625
STARBUCKS CORP                 COM              855244109      685    29700 SH       SOLE                                      29700
TAKE-TWO INTERACTIVE SOFTWARE  COM              874054109     1261   125485 SH       SOLE                                     125485
TARGET CORP                    COM              87612E106      281     5800 SH       SOLE                                       5800
TEVA PHARMACEUTICAL-SP ADR     COM              881624209     5627   100169 SH       SOLE                                     100169
TEXAS INSTRUMENTS INC.         COM              882508104      413    15840 SH       SOLE                                      15840
TRANSTEXAS GAS CORP - CLASS A  COM              893895201        0    15041 SH       SOLE                                      15041
TVI CORP                       COM              872916101        0    17500 SH       SOLE                                      17500
XILINX INC                     COM              983919101      238     9500 SH       SOLE                                       9500
BAC CAPITAL TRUST III          PFD              05518E202     3418   154275 SH       SOLE                                     154275
COUNTRYWIDE CAPITAL V          PFD              222388209     2991   138175 SH       SOLE                                     138175
JPM CHASE CAPITAL XXVI  8.00%  PFD              48124G104     1436    53475 SH       SOLE                                      53475
LEXINGTON REALTY TRUST 7.55% S PFD              529537201     1883   103260 SH       SOLE                                     103260
MORGAN STANLEY CAP TR III 6.25 PFD              617460209     3930   185375 SH       SOLE                                     185375
WELLS FARGO CAPITAL  5.625%  4 PFD              94979P203      297    14100 SH       SOLE                                      14100
CENTRAL FUND CANADA CL A                        153501101      282    20450 SH       SOLE                                      20450